Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000088645
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class AAA
C000002904
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class C
C000034316
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class I
C000002902
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 35,934	$ 31,203	$ 25,051	$ 20,947	$ 23,436	$ 16,646	$ 15,483	$ 14,022	$ 12,260	$ 10,399	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	24,082	21,180	18,733	16,795	18,024	12,545	13,761	12,688	11,883	10,286	10,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	24,082	21,180	18,733	16,795	18,024	12,545	13,761	12,688	11,883	10,286	10,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	24,082	21,180	18,733	16,795	18,024	12,545	13,761	12,688	11,883	10,286	10,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	$ 24,082	$ 21,180	$ 18,733	$ 16,795	$ 18,024	$ 12,545	$ 13,761	$ 12,688	$ 11,883	$ 10,286	$ 10,000